Employee Retirement Benefits Accumulated Other Comprehensive Income (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	9 Months Ended
	Dec. 31, 2010 Successor [Member] United States Pension Plans of US Entity, Defined Benefit [Member]	Dec. 31, 2011 Successor [Member] United States Pension Plans of US Entity, Defined Benefit [Member]	Dec. 31, 2010 Successor [Member] Foreign Pension Plans, Defined Benefit [Member]	Dec. 31, 2011 Successor [Member] Foreign Pension Plans, Defined Benefit [Member]	Dec. 31, 2010 Successor [Member] United States Postretirement Benefit Plans of US Entity, Defined Benefit [Member]	Oct. 01, 2010 Predecessor [Member] United States Pension Plans of US Entity, Defined Benefit [Member]	Oct. 01, 2010 Predecessor [Member] Foreign Pension Plans, Defined Benefit [Member]	Oct. 01, 2010 Predecessor [Member] United States Postretirement Benefit Plans of US Entity, Defined Benefit [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Actuarial loss (gain)	$ (9)	$ 23	$ (42)	$ 2	$ (1)	$ (5)	$ 41	$ (4)
Prior service (credit)/cost					(150)	(21)	1	(187)
Fresh-start adjustments						(138)	(107)	128
Reclassification to net income		1			151	14	(1)	332
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Adjustment, Net of Tax	$ (9)	$ 24	$ (42)	$ 2		$ (150)	$ (66)	$ 269